(LOSS) EARNING PER SHARE	9 Months Ended
Sep. 30, 2024
(LOSS) EARNING PER SHARE
(LOSS) EARNING PER SHARE
17.	(LOSS) EARNING PER SHARE

Basic and diluted (loss) earning per share for nine months ended September 30, 2023 and 2024 were calculated as follows:

	For the nine months
	ended September 30,
	2023	2024
	RMB	RMB
Numerator:
Net (loss) income	(173,881)	244,973
Net income attributable to noncontrolling interest	(27,167)	(50,677)
Less: Net income attributable to convertible note holders based on their participating rights	—	(16,001)
Adjusted net (loss) income attributable to ordinary shareholders - Basic	(201,048)	178,295

Reversal of net income attributable to convertible promissory notes	—	16,001
Adjust for changes in the fair value of financial liabilities	(21,718)	2,537
Adjust for gain on debt extinguishment	—	(246,175)
Adjust for interest for convertible promissory notes	2,370	22,723
Adjusted net loss attributable to ordinary shareholders -Diluted	(220,396)	(26,619)
Denominator:
Weighted average number of shares outstanding—basic	888,724,901	1,588,659,647
Weighted average number of shares outstanding—diluted	899,884,241	1,730,216,309
(Loss) earning per share—basic	(0.23)	0.11
(Loss) earning per share—diluted	(0.24)	(0.02)

For the nine months ended September 30, 2023 and 2024, 262,939 and 196,604 share options, 1,971,314 and 4,080,987 RSUs, and 66,086,640 and 7,235,764 potential common shares resulting from the assumed conversion of 2026 Convertible Notes, and 139,849,315 and nil potential common shares resulting from the assumed conversion of 2027 Convertible Notes on a weighted average basis were excluded from the calculation of diluted earning per share, respectively, as including them would have had an antidilutive effect.